Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.2%
Ambev SA	9,829,253	$24,111,272
B3 SA - Brasil Bolsa Balcao	11,006,109	26,844,168
Banco Bradesco SA	3,232,178	7,900,314
Banco BTG Pactual SA	2,441,293	16,881,395
Banco do Brasil SA	3,554,306	14,554,043
BB Seguridade Participacoes SA	1,432,897	9,397,319
BRF SA	1,044,896	3,708,609
Caixa Seguridade Participacoes S/A	1,268,784	3,343,050
Centrais Eletricas Brasileiras SA	2,478,365	18,182,043
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	986,623	20,248,240
CPFL Energia SA	468,961	3,319,911
Embraer SA	1,460,567	16,723,933
Energisa SA	488,190	4,054,380
Eneva SA(a)	1,594,290	3,894,087
Engie Brasil Energia SA	438,685	3,149,297
Equatorial Energia SA	2,458,168	15,751,702
JBS SA	1,617,013	11,342,698
Klabin SA	1,684,654	5,393,131
Localiza Rent a Car SA	1,913,701	14,374,088
Motiva Infraestrutura de Mobilidade SA	2,102,469	4,955,203
Natura & Co. Holding SA(a)	1,866,521	3,416,815
NU Holdings Ltd./Cayman Islands, Class A(a)	6,637,934	79,721,587
Petroleo Brasileiro SA - Petrobras	7,803,903	44,903,654
PRIO SA(a)	1,704,909	11,610,491
Raia Drogasil SA	2,648,529	6,876,590
Rede D'Or Sao Luiz SA(b)	1,661,995	10,978,262
Rumo SA	2,670,162	8,786,161
Suzano SA	1,427,093	12,388,350
Telefonica Brasil SA	1,712,720	8,582,316
TIM SA/Brazil	1,745,553	5,948,217
TOTVS SA	1,148,054	8,472,657
Ultrapar Participacoes SA	1,508,442	4,296,271
Vale SA	7,537,387	68,659,474
Vibra Energia SA	2,064,735	7,284,964
WEG SA	3,505,933	25,959,658
XP Inc., Class A	762,514	14,762,271
		550,776,621
Chile — 0.4%
Banco de Chile	94,585,192	13,915,468
Banco de Credito e Inversiones SA	169,088	6,522,905
Banco Santander Chile	138,874,047	8,273,791
Cencosud SA	2,710,785	9,329,425
Empresas CMPC SA	2,374,845	3,790,074
Empresas Copec SA	810,799	5,570,087
Enel Americas SA	44,967,039	4,192,729
Enel Chile SA	60,427,107	4,381,182
Falabella SA	1,312,302	6,261,368
Latam Airlines Group SA	423,662,595	8,059,870
		70,296,899
China — 28.7%
360 Security Technology Inc., Class A	927,706	1,282,797
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	271,288	549,888
AAC Technologies Holdings Inc.	1,620,500	7,494,255
Accelink Technologies Co. Ltd., Class A	97,500	555,452
ACM Research Shanghai Inc., Class A	35,096	491,240
Advanced Micro-Fabrication Equipment Inc./China, Class A	78,732	1,903,507
AECC Aviation Power Co. Ltd., Class A	348,973	1,713,931
Security	Shares	Value
China (continued)
Agricultural Bank of China Ltd., Class A	10,730,823	$8,224,638
Agricultural Bank of China Ltd., Class H	57,252,000	36,683,731
Aier Eye Hospital Group Co. Ltd., Class A	1,170,117	2,006,939
Air China Ltd., Class A(a)	1,395,893	1,550,406
Akeso Inc.(a)(b)(c)	1,302,000	13,861,470
Alibaba Group Holding Ltd.	35,600,956	506,879,729
Alibaba Health Information Technology Ltd.(a)(c)	11,738,000	6,707,820
Aluminum Corp. of China Ltd., Class A	1,895,300	1,713,050
Aluminum Corp. of China Ltd., Class H	8,008,000	4,650,844
Anhui Conch Cement Co. Ltd., Class A	526,586	1,692,462
Anhui Conch Cement Co. Ltd., Class H	2,531,500	6,578,615
Anhui Gujing Distillery Co. Ltd., Class A	46,685	970,932
Anhui Gujing Distillery Co. Ltd., Class B	249,600	3,618,181
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	285,900	1,511,348
Anhui Yingjia Distillery Co. Ltd., Class A	85,900	480,169
Anker Innovations Technology Co. Ltd., Class A	65,100	917,632
ANTA Sports Products Ltd.	2,620,602	31,623,340
APT Medical Inc., Class A	12,029	660,687
Autohome Inc., ADR	134,458	3,296,910
Avary Holding Shenzhen Co. Ltd., Class A	287,804	1,126,044
AviChina Industry & Technology Co. Ltd., Class H	5,207,000	2,619,432
Avicopter PLC, Class A	120,853	616,113
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	670,100	668,953
Baidu Inc., Class A(a)	4,628,680	47,509,378
Bank of Beijing Co. Ltd., Class A	2,805,206	2,449,242
Bank of Changsha Co. Ltd., Class A	497,600	675,914
Bank of Chengdu Co. Ltd., Class A	505,795	1,358,913
Bank of China Ltd., Class A	4,321,000	3,304,901
Bank of China Ltd., Class H	147,411,933	85,411,389
Bank of Communications Co. Ltd., Class A	4,974,993	5,237,695
Bank of Communications Co. Ltd., Class H	17,945,600	15,664,577
Bank of Hangzhou Co. Ltd., Class A	851,845	1,965,561
Bank of Jiangsu Co. Ltd., Class A	2,390,610	3,637,454
Bank of Nanjing Co. Ltd., Class A	1,412,514	2,244,825
Bank of Ningbo Co. Ltd., Class A	830,379	3,069,627
Bank of Shanghai Co. Ltd., Class A	1,918,142	2,813,271
Bank of Suzhou Co. Ltd., Class A	553,200	668,461
Baoshan Iron & Steel Co. Ltd., Class A	2,913,273	2,718,135
Beijing Enlight Media Co. Ltd., Class A	363,000	879,279
Beijing Enterprises Holdings Ltd.	1,089,500	4,564,969
Beijing Enterprises Water Group Ltd.	8,730,000	2,870,698
Beijing Kingsoft Office Software Inc., Class A	55,081	2,147,185
Beijing New Building Materials PLC, Class A	204,513	811,208
Beijing Roborock Technology Co. Ltd., Class A	23,871	750,159
Beijing Tiantan Biological Products Corp. Ltd., Class A	252,840	669,827
Beijing Tong Ren Tang Co. Ltd., Class A	172,600	907,050
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	132,430	1,272,208
Beijing Yanjing Brewery Co. Ltd., Class A	348,800	679,685
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,178,400	5,013,104
Bestechnic Shanghai Co. Ltd., Class A	14,800	802,759
Bethel Automotive Safety Systems Co. Ltd., Class A	83,700	632,469
Bilibili Inc., Class Z(a)(c)	485,694	8,904,707
BOC Aviation Ltd.(b)	432,900	3,495,937
BOE Technology Group Co. Ltd., Class A	4,357,000	2,291,140
Bosideng International Holdings Ltd.	9,442,000	5,273,578

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
BYD Co. Ltd., Class A	221,512	$10,767,589
BYD Co. Ltd., Class H	2,550,000	126,729,923
BYD Electronic International Co. Ltd.	1,639,000	6,466,323
C&D International Investment Group Ltd.	1,511,000	2,704,236
Caitong Securities Co. Ltd., Class A	753,874	768,145
Cambricon Technologies Corp. Ltd., Class A(a)	52,113	4,346,786
Capital Securities Co. Ltd., Class A	235,000	609,172
CCOOP Group Co. Ltd., Class A(a)	2,184,600	743,185
CGN Power Co. Ltd., Class A	1,507,100	766,902
CGN Power Co. Ltd., Class H(b)	22,922,000	7,500,324
Changchun High-Tech Industry Group Co. Ltd., Class A	50,294	727,555
Changjiang Securities Co. Ltd., Class A	851,235	770,394
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	40,400	781,661
Chaozhou Three-Circle Group Co. Ltd., Class A	267,730	1,213,005
Chifeng Jilong Gold Mining Co. Ltd., Class A	186,700	682,563
China CITIC Bank Corp. Ltd., Class H	17,456,800	15,366,857
China Coal Energy Co. Ltd., Class H	4,249,000	4,755,971
China Communications Services Corp. Ltd., Class H	5,054,000	2,903,069
China Construction Bank Corp., Class A	1,347,668	1,685,773
China Construction Bank Corp., Class H	198,993,760	177,915,664
China CSSC Holdings Ltd., Class A	563,000	2,391,997
China Eastern Airlines Corp. Ltd., Class A(a)	2,344,197	1,308,695
China Energy Engineering Corp. Ltd., Class A	3,758,352	1,160,469
China Everbright Bank Co. Ltd., Class A	6,415,103	3,525,463
China Everbright Bank Co. Ltd., Class H	5,762,000	2,664,161
China Feihe Ltd.(b)	7,518,000	5,810,222
China Galaxy Securities Co. Ltd., Class A	893,400	1,951,256
China Galaxy Securities Co. Ltd., Class H	7,285,500	7,004,573
China Gas Holdings Ltd.	5,759,200	5,243,604
China Greatwall Technology Group Co. Ltd., Class A(a)	367,673	740,094
China Hongqiao Group Ltd.	5,848,500	10,392,587
China International Capital Corp. Ltd., Class A	371,200	1,696,819
China International Capital Corp. Ltd., Class H(b)	3,304,400	6,125,119
China Jushi Co. Ltd., Class A	539,140	843,274
China Life Insurance Co. Ltd., Class A	370,812	1,960,859
China Life Insurance Co. Ltd., Class H	15,283,000	30,944,453
China Literature Ltd.(a)(b)(c)	865,400	2,942,412
China Longyuan Power Group Corp. Ltd., Class H	6,519,000	5,394,440
China Mengniu Dairy Co. Ltd.	6,478,000	14,474,823
China Merchants Bank Co. Ltd., Class A	2,563,789	15,395,941
China Merchants Bank Co. Ltd., Class H	8,092,467	50,103,090
China Merchants Energy Shipping Co. Ltd., Class A	1,103,100	923,643
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	706,900	1,243,033
China Merchants Port Holdings Co. Ltd.	2,790,000	5,394,192
China Merchants Securities Co. Ltd., Class A	952,879	2,132,166
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,104,890	1,327,116
China Minsheng Banking Corp. Ltd., Class A	4,411,555	2,657,888
China Minsheng Banking Corp. Ltd., Class H	13,211,548	6,782,866
China National Building Material Co. Ltd., Class H	8,220,000	3,656,818
China National Chemical Engineering Co. Ltd., Class A	806,067	860,914
China National Nuclear Power Co. Ltd., Class A	2,403,700	3,191,848
Security	Shares	Value
China (continued)
China National Software & Service Co. Ltd., Class A(a)	108,900	$663,327
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	455,954	1,468,897
China Oilfield Services Ltd., Class H	3,872,000	3,138,059
China Overseas Land & Investment Ltd.	7,916,960	13,227,294
China Pacific Insurance Group Co. Ltd., Class A	889,607	4,234,866
China Pacific Insurance Group Co. Ltd., Class H	5,406,000	16,795,437
China Petroleum & Chemical Corp., Class A	4,088,289	3,272,361
China Petroleum & Chemical Corp., Class H	50,236,800	27,054,642
China Power International Development Ltd.	8,917,000	3,632,472
China Railway Group Ltd., Class A	2,846,700	2,202,409
China Railway Group Ltd., Class H	8,147,000	3,663,928
China Railway Signal & Communication Corp. Ltd., Class A	932,321	647,892
China Rare Earth Resources & Technology Co. Ltd., Class A	130,400	611,259
China Resources Beer Holdings Co. Ltd.	3,351,500	10,606,921
China Resources Gas Group Ltd.	1,972,800	5,237,992
China Resources Land Ltd.	6,625,333	21,461,142
China Resources Microelectronics Ltd., Class A	170,616	1,124,418
China Resources Mixc Lifestyle Services Ltd.(b)	1,420,000	6,711,770
China Resources Pharmaceutical Group Ltd.(b)	3,751,500	2,460,334
China Resources Power Holdings Co. Ltd.	4,170,999	10,821,332
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	162,633	967,286
China Ruyi Holdings Ltd.(a)(c)	16,428,000	4,294,984
China Shenhua Energy Co. Ltd., Class A	831,439	4,555,531
China Shenhua Energy Co. Ltd., Class H	6,967,500	29,365,816
China Southern Airlines Co. Ltd., Class A(a)	1,339,300	1,130,096
China State Construction Engineering Corp. Ltd., Class A	5,028,171	3,951,577
China State Construction International Holdings Ltd.	4,024,000	5,660,260
China Taiping Insurance Holdings Co. Ltd.	3,028,660	4,635,213
China Three Gorges Renewables Group Co. Ltd., Class A	3,777,525	2,245,935
China Tourism Group Duty Free Corp. Ltd., Class A	240,932	2,016,498
China Tower Corp. Ltd., Class H(b)	9,118,700	13,503,007
China United Network Communications Ltd., Class A	4,136,100	3,066,973
China Vanke Co. Ltd., Class A(a)	1,200,566	1,101,936
China Vanke Co. Ltd., Class H(a)(c)	4,542,631	2,952,437
China XD Electric Co. Ltd., Class A, NVS	661,600	570,588
China Yangtze Power Co. Ltd., Class A	3,018,515	12,641,255
China Zheshang Bank Co. Ltd., Class A	3,056,630	1,363,889
Chongqing Brewery Co. Ltd., Class A	36,300	290,070
Chongqing Changan Automobile Co. Ltd., Class A	1,094,717	1,867,313
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,137,100	1,142,221
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,665,000	3,844,987
Chongqing Zhifei Biological Products Co. Ltd., Class A	286,613	758,708
Chow Tai Fook Jewellery Group Ltd.(c)	4,185,600	5,941,864
CITIC Ltd.	8,450,000	10,627,295
Citic Pacific Special Steel Group Co. Ltd., Class A	431,800	679,104
CITIC Securities Co. Ltd., Class A	1,500,793	5,284,979
CITIC Securities Co. Ltd., Class H	3,248,600	8,175,787

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
CMOC Group Ltd., Class A	2,478,998	$2,465,071
CMOC Group Ltd., Class H	7,443,000	5,932,914
CNGR Advanced Material Co. Ltd., Class A	121,000	519,643
CNOOC Energy Technology & Services Ltd., Class A	662,400	379,122
CNPC Capital Co. Ltd., Class A, NVS	1,145,200	1,071,021
Contemporary Amperex Technology Co. Ltd., Class A	551,934	19,033,825
Contemporary Amperex Technology Co. Ltd., Class H(a)	176,800	6,841,020
Cosco Shipping Energy Transportation Co. Ltd., Class A	478,900	669,345
Cosco Shipping Holdings Co. Ltd., Class A	1,676,164	3,804,711
Cosco Shipping Holdings Co. Ltd., Class H	5,860,349	10,087,400
CRRC Corp. Ltd., Class A	2,842,400	2,833,603
CRRC Corp. Ltd., Class H	9,267,000	5,922,133
CSC Financial Co. Ltd., Class A	569,233	1,807,523
CSPC Innovation Pharmaceutical Co. Ltd., Class A	170,920	1,226,408
CSPC Pharmaceutical Group Ltd.	16,766,479	17,262,958
Daqin Railway Co. Ltd., Class A	2,344,900	2,192,439
Datang International Power Generation Co. Ltd., Class A	1,591,000	703,325
Dong-E-E-Jiao Co. Ltd., Class A	84,300	639,132
Dongfang Electric Corp. Ltd., Class A	399,400	881,823
Dongxing Securities Co. Ltd., Class A	487,397	687,224
East Money Information Co. Ltd., Class A	1,966,398	5,599,367
Eastroc Beverage Group Co. Ltd., Class A	63,400	2,810,918
Ecovacs Robotics Co. Ltd., Class A	76,453	566,841
Empyrean Technology Co. Ltd., Class A, NVS	54,900	964,124
ENN Energy Holdings Ltd.	1,633,500	12,951,992
ENN Natural Gas Co. Ltd., Class A	351,700	924,312
Eoptolink Technology Inc. Ltd., Class A	126,140	1,543,405
Eve Energy Co. Ltd., Class A	251,353	1,565,273
Everbright Securities Co. Ltd., Class A	541,683	1,218,444
Far East Horizon Ltd.(c)	3,957,000	3,058,170
Flat Glass Group Co. Ltd., Class A	237,100	470,787
Focus Media Information Technology Co. Ltd., Class A	1,916,878	1,981,129
Foshan Haitian Flavouring & Food Co. Ltd., Class A	546,716	3,353,520
Fosun International Ltd.	5,443,500	3,176,704
Founder Securities Co. Ltd., Class A	1,270,700	1,336,809
Foxconn Industrial Internet Co. Ltd., Class A	1,662,297	4,342,413
Fuyao Glass Industry Group Co. Ltd., Class A	259,272	2,083,655
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,252,800	8,948,982
GalaxyCore Inc., Class A, NVS	281,852	613,989
Ganfeng Lithium Group Co. Ltd., Class A	201,773	840,508
GCL Technology Holdings Ltd.(a)(c)	47,143,000	4,907,126
GD Power Development Co. Ltd., Class A	2,446,600	1,549,410
Geely Automobile Holdings Ltd.	12,560,000	27,993,945
GEM Co. Ltd., Class A	629,300	527,930
Genscript Biotech Corp.(a)	2,492,000	4,067,455
GF Securities Co. Ltd., Class A	833,894	1,879,340
Giant Biogene Holding Co. Ltd.(b)	634,000	5,713,594
GigaDevice Semiconductor Inc., Class A(a)	79,694	1,237,191
GoerTek Inc., Class A	422,400	1,220,505
Goldwind Science & Technology Co. Ltd., Class A	325,693	416,889
Goneo Group Co. Ltd., Class A	86,385	846,915
Gotion High-tech Co. Ltd., Class A	251,623	852,469
Great Wall Motor Co. Ltd., Class A	356,600	1,111,590
Security	Shares	Value
China (continued)
Great Wall Motor Co. Ltd., Class H	4,739,000	$7,313,110
Gree Electric Appliances Inc. of Zhuhai, Class A	336,600	2,163,391
Guangdong Haid Group Co. Ltd., Class A	221,627	1,862,042
Guangdong Investment Ltd.	6,170,110	5,004,932
Guanghui Energy Co. Ltd., Class A	906,800	744,597
Guangzhou Automobile Group Co. Ltd., Class A	776,100	827,616
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	181,396	679,349
Guangzhou Tinci Materials Technology Co. Ltd., Class A	236,800	550,387
Guolian Securities Co. Ltd., Class A	356,160	488,534
Guosen Securities Co. Ltd., Class A	916,351	1,425,542
Guotai Haitong Securities Co. Ltd.	1,750,772	4,158,496
Guotai Haitong Securities Co. Ltd., Class H(b)	4,306,480	6,074,663
Guoyuan Securities Co. Ltd., Class A	555,300	579,420
H World Group Ltd., ADR	422,213	14,891,453
Haidilao International Holding Ltd.(b)	3,466,000	6,606,304
Haier Smart Home Co. Ltd., Class A	815,541	2,824,154
Haier Smart Home Co. Ltd., Class A	4,943,400	14,396,262
Hainan Airlines Holding Co. Ltd., Class A(a)	5,478,500	1,019,603
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	1,528,600	729,677
Haisco Pharmaceutical Group Co. Ltd., Class A	103,100	654,121
Haitian International Holdings Ltd.	1,402,000	3,408,906
Hangzhou First Applied Material Co. Ltd., Class A	342,908	574,947
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	195,700	649,948
Hangzhou Tigermed Consulting Co. Ltd., Class A	53,100	363,823
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,492,000	8,189,272
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	313,400	715,090
Henan Shuanghui Investment & Development Co. Ltd., Class A	424,400	1,432,028
Hengan International Group Co. Ltd.	1,308,000	3,532,763
Hengli Petrochemical Co. Ltd., Class A	912,391	1,913,486
Hengtong Optic-Electric Co. Ltd., Class A	315,400	654,043
Hisense Home Appliances Group Co. Ltd., Class H	756,136	2,488,293
Hithink RoyalFlush Information Network Co. Ltd., Class A	68,100	2,320,858
HLA Group Corp. Ltd., Class A	618,400	614,400
Hoshine Silicon Industry Co. Ltd., Class A	99,000	671,049
Hua Hong Semiconductor Ltd.(b)(c)	1,378,000	5,522,189
Huadian Power International Corp. Ltd., Class A	1,221,400	989,958
Huadong Medicine Co. Ltd., Class A	221,005	1,366,904
Huafon Chemical Co. Ltd., Class A	761,900	710,238
Huagong Tech Co. Ltd., Class A	131,600	767,589
Huaibei Mining Holdings Co. Ltd., Class A	345,600	594,598
Hualan Biological Engineering Inc., Class A	251,583	560,971
Huaneng Lancang River Hydropower Inc., Class A	620,800	866,591
Huaneng Power International Inc., Class A	1,353,300	1,355,195
Huaneng Power International Inc., Class H	8,396,000	5,301,800
Huaqin Technology Co. Ltd., Class A	87,100	797,469
Huatai Securities Co. Ltd., Class A	1,070,909	2,479,907
Huatai Securities Co. Ltd., Class H(b)	2,610,800	4,378,126
Huaxia Bank Co. Ltd., Class A	1,833,460	1,913,406
Huayu Automotive Systems Co. Ltd., Class A	384,768	962,911
Huizhou Desay Sv Automotive Co. Ltd., Class A	63,900	976,456
Humanwell Healthcare Group Co. Ltd., Class A	226,700	695,872

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hunan Valin Steel Co. Ltd., Class A	1,111,100	$733,026
Hundsun Technologies Inc., Class A	251,744	913,060
Hwatsing Technology Co. Ltd., Class A, NVS	32,058	654,862
Hygon Information Technology Co. Ltd., Class A, NVS	285,552	5,321,142
IEIT Systems Co. Ltd., Class A	189,590	1,280,444
Iflytek Co. Ltd., Class A	287,819	1,832,423
Imeik Technology Development Co. Ltd., Class A	37,660	883,456
Industrial & Commercial Bank of China Ltd., Class A	7,712,262	7,553,737
Industrial & Commercial Bank of China Ltd., Class H	135,433,085	98,226,044
Industrial Bank Co. Ltd., Class A	2,628,842	8,237,691
Industrial Securities Co. Ltd., Class A	1,296,876	1,032,243
Ingenic Semiconductor Co. Ltd., Class A	57,400	503,399
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	6,667,600	1,604,353
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	292,700	801,579
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,064,300	781,548
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	804,470	3,367,960
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,933,100	3,929,658
Innovent Biologics Inc.(a)(b)	2,557,000	20,176,314
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	111,400	804,310
J&T Global Express Ltd.(a)(c)	4,783,400	4,143,874
JA Solar Technology Co. Ltd., Class A(a)	404,460	510,976
JCET Group Co. Ltd., Class A	234,600	1,043,469
JD Health International Inc.(a)(b)	2,326,450	11,787,997
JD Logistics Inc.(a)(b)	4,125,500	6,492,329
JD.com Inc., Class A	5,059,504	81,878,612
Jiangsu Eastern Shenghong Co. Ltd., Class A	933,700	1,099,639
Jiangsu Expressway Co. Ltd., Class H	2,646,000	3,368,283
Jiangsu Hengli Hydraulic Co. Ltd., Class A	173,388	1,633,429
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	797,741	6,032,756
Jiangsu Hoperun Software Co. Ltd., Class A(a)	99,000	689,400
Jiangsu King's Luck Brewery JSC Ltd., Class A	168,086	1,024,669
Jiangsu Yanghe Distillery Co. Ltd., Class A	193,150	1,756,275
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	136,200	712,967
Jiangsu Zhongtian Technology Co. Ltd., Class A	468,024	861,066
Jiangxi Copper Co. Ltd., Class A	207,400	609,150
Jiangxi Copper Co. Ltd., Class H	2,455,000	4,331,171
Jinko Solar Co. Ltd., Class A	1,144,881	823,005
Kanzhun Ltd., ADR(a)	599,944	10,175,050
KE Holdings Inc., ADR	1,443,808	26,652,696
Kingdee International Software Group Co. Ltd.(a)	6,312,000	9,823,581
Kingsoft Corp. Ltd.	1,950,600	8,271,050
Kuaishou Technology(a)(b)	5,558,800	37,367,512
Kuang-Chi Technologies Co. Ltd., Class A	261,800	1,608,638
Kunlun Energy Co. Ltd.	8,104,000	8,095,609
Kunlun Tech Co. Ltd., Class A	157,900	728,627
Kweichow Moutai Co. Ltd., Class A	155,587	32,710,014
LB Group Co. Ltd., Class A	335,400	767,464
Legend Biotech Corp., ADR(a)(c)	136,188	3,942,643
Lenovo Group Ltd.	16,662,000	19,021,644
Lens Technology Co. Ltd., Class A	626,700	1,754,408
Li Auto Inc., Class A(a)	2,587,690	36,841,196
Li Ning Co. Ltd.	4,792,000	9,068,803
Security	Shares	Value
China (continued)
Lingyi iTech Guangdong Co., Class A	956,780	$1,066,924
Longfor Group Holdings Ltd.(b)	4,238,000	5,264,119
LONGi Green Energy Technology Co. Ltd., Class A	875,171	1,740,538
Loongson Technology Corp. Ltd., Class A(a)	42,003	752,701
Luxshare Precision Industry Co. Ltd., Class A	906,286	3,797,904
Luzhou Laojiao Co. Ltd., Class A	166,789	2,691,612
Mango Excellent Media Co. Ltd., Class A	243,400	752,477
Maxscend Microelectronics Co. Ltd., Class A	66,644	649,905
Meituan, Class B(a)(b)	10,302,800	178,183,231
Metallurgical Corp. of China Ltd., Class A	2,446,790	992,007
Midea Group Co. Ltd., Class A	465,600	5,094,706
Midea Group Co. Ltd., Class H(a)	667,800	6,981,609
MINISO Group Holding Ltd.(c)	899,880	3,836,260
MMG Ltd.(a)	8,861,600	3,262,974
Montage Technology Co. Ltd., Class A	140,800	1,484,423
Muyuan Foods Co. Ltd., Class A	669,739	3,745,338
NARI Technology Co. Ltd., Class A	1,005,654	3,087,325
National Silicon Industry Group Co. Ltd., Class A	348,313	892,387
NAURA Technology Group Co. Ltd., Class A	66,300	3,841,553
NetEase Inc.	3,618,250	87,482,929
New China Life Insurance Co. Ltd., Class A	296,302	2,057,383
New China Life Insurance Co. Ltd., Class H	1,883,800	7,661,360
New Hope Liuhe Co. Ltd., Class A(a)	432,097	573,115
New Oriental Education & Technology Group Inc.	2,597,200	12,263,327
Nexchip Semiconductor Corp., Class A(a)	243,135	686,594
Ninestar Corp., Class A(a)	179,638	536,361
Ningbo Deye Technology Co. Ltd., Class A, NVS	80,420	916,818
Ningbo Orient Wires & Cables Co. Ltd., Class A	89,600	591,449
Ningbo Sanxing Medical Electric Co. Ltd., Class A	182,600	556,999
Ningbo Tuopu Group Co. Ltd., Class A	212,005	1,434,453
Ningxia Baofeng Energy Group Co. Ltd., Class A	930,400	2,063,427
NIO Inc., Class A(a)(c)	3,185,975	11,236,835
Nongfu Spring Co. Ltd., Class H(b)	4,172,200	20,271,902
OFILM Group Co. Ltd., Class A(a)	429,500	697,285
Oppein Home Group Inc., Class A	66,300	565,288
Orient Overseas International Ltd.	279,500	4,804,738
Orient Securities Co. Ltd., Class A	1,119,034	1,443,988
PDD Holdings Inc., ADR(a)(c)	1,438,731	138,851,929
People's Insurance Co. Group of China Ltd. (The), Class A	1,178,000	1,347,247
People's Insurance Co. Group of China Ltd. (The), Class H	17,893,000	11,671,343
PetroChina Co. Ltd., Class A	2,663,200	3,059,407
PetroChina Co. Ltd., Class H	43,552,000	36,448,371
Pharmaron Beijing Co. Ltd., Class A	205,900	677,783
PICC Property & Casualty Co. Ltd., Class H	14,299,192	27,170,077
Ping An Bank Co. Ltd., Class A	2,512,067	4,020,696
Ping An Insurance Group Co. of China Ltd., Class A	1,328,584	9,777,683
Ping An Insurance Group Co. of China Ltd., Class H	13,905,000	81,213,285
Piotech Inc., Class A, NVS	35,728	728,092
Poly Developments and Holdings Group Co. Ltd., Class A	1,428,584	1,604,116
Pop Mart International Group Ltd.(b)	1,120,200	31,307,381
Postal Savings Bank of China Co. Ltd., Class A	4,018,000	2,965,141
Postal Savings Bank of China Co. Ltd., Class H(b)	17,769,000	11,522,332
Power Construction Corp. of China Ltd., Class A	2,261,100	1,476,476

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Qifu Technology Inc.	221,270	$9,094,197
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	741,200	1,622,757
Range Intelligent Computing Technology Group Co. Ltd., Class A	185,900	1,101,339
Rockchip Electronics Co. Ltd., Class A	55,900	1,112,869
Rongsheng Petrochemical Co. Ltd., Class A	1,353,258	1,608,918
SAIC Motor Corp. Ltd., Class A	970,406	2,174,018
Sailun Group Co. Ltd., Class A	420,200	728,142
Sanan Optoelectronics Co. Ltd., Class A	645,000	1,108,057
Sany Heavy Industry Co. Ltd., Class A	975,652	2,543,737
Satellite Chemical Co. Ltd., Class A	418,984	969,486
SDIC Capital Co. Ltd., Class A	1,018,800	981,906
SDIC Power Holdings Co. Ltd., Class A	943,200	2,046,964
Seres Group Co. Ltd., Class A, NVS	202,400	3,798,023
SF Holding Co. Ltd., Class A	597,235	3,811,910
SG Micro Corp., Class A	58,521	746,888
Shaanxi Coal Industry Co. Ltd., Class A	1,208,076	3,490,041
Shandong Gold Mining Co. Ltd., Class A	422,636	1,763,302
Shandong Gold Mining Co. Ltd., Class H(b)	1,615,000	5,054,768
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	103,600	880,517
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	251,880	726,197
Shandong Nanshan Aluminum Co. Ltd., Class A	1,507,000	782,103
Shandong Sun Paper Industry JSC Ltd., Class A	361,000	704,463
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,205,200	3,724,117
Shanghai Baosight Software Co. Ltd., Class A	266,259	923,865
Shanghai Baosight Software Co. Ltd., Class B	1,470,796	2,034,527
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	27,267	712,857
Shanghai Electric Group Co. Ltd., Class A(a)	1,628,791	1,671,938
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	305,689	1,072,971
Shanghai International Airport Co. Ltd., Class A	175,498	786,450
Shanghai M&G Stationery Inc., Class A	125,637	512,683
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	336,000	857,220
Shanghai Pudong Development Bank Co. Ltd., Class A	3,600,995	6,142,504
Shanghai Putailai New Energy Technology Co. Ltd., Class A	258,566	559,492
Shanghai RAAS Blood Products Co. Ltd., Class A	642,700	606,270
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,350,700	1,678,298
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	99,102	1,880,682
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	205,300	709,663
Shanjin International Gold Co. Ltd., Class A	359,600	983,902
Shanxi Coking Coal Energy Group Co. Ltd., Class A	833,700	694,426
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	377,500	561,552
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	142,600	3,627,494
Shenergy Co. Ltd., Class A	551,900	686,830
Shengyi Technology Co. Ltd., Class A	300,300	1,089,107
Shennan Circuits Co. Ltd., Class A	84,482	984,503
Shenwan Hongyuan Group Co. Ltd., Class A	3,244,870	2,123,447
Shenzhen Goodix Technology Co. Ltd., Class A	62,200	592,608
Security	Shares	Value
China (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	177,597	$1,614,108
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	142,532	4,444,543
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	100,100	830,626
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	104,700	659,575
Shenzhen Transsion Holdings Co. Ltd., Class A	146,946	1,477,061
Shenzhou International Group Holdings Ltd.	1,708,800	12,357,623
Sichuan Changhong Electric Co. Ltd., Class A	558,800	763,132
Sichuan Chuantou Energy Co. Ltd., Class A	593,860	1,387,067
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	245,578	1,310,198
Sichuan Road & Bridge Group Co. Ltd., Class A	719,680	922,938
Sieyuan Electric Co. Ltd., Class A	101,100	1,010,189
Sino Biopharmaceutical Ltd.	21,521,750	12,139,616
Sinopharm Group Co. Ltd., Class H	2,750,400	6,630,333
Sinotruk Hong Kong Ltd.	1,439,500	3,627,099
Smoore International Holdings Ltd.(b)(c)	3,874,000	9,515,140
SooChow Securities Co. Ltd., Class A	753,300	829,262
Spring Airlines Co. Ltd., Class A	121,700	990,870
Sungrow Power Supply Co. Ltd., Class A	251,080	2,096,280
Sunny Optical Technology Group Co. Ltd.	1,475,900	11,267,892
Sunwoda Electronic Co. Ltd., Class A	273,700	699,978
SUPCON Technology Co. Ltd., Class A	98,243	598,539
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	201,200	783,446
Suzhou TFC Optical Communication Co. Ltd., Class A	74,380	842,733
TAL Education Group, ADR(a)	847,856	8,334,424
TBEA Co. Ltd., Class A	688,680	1,107,662
TCL Technology Group Corp., Class A	2,197,030	1,299,839
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	532,116	557,811
Tencent Holdings Ltd.	13,349,700	841,600,094
Tencent Music Entertainment Group, ADR	1,550,510	26,110,588
Tianfeng Securities Co. Ltd., Class A(a)	1,092,900	586,124
Tianqi Lithium Corp., Class A	203,000	810,770
Tianshan Aluminum Group Co. Ltd., Class A	588,200	627,282
Tianshui Huatian Technology Co. Ltd., Class A	410,300	496,064
Tingyi Cayman Islands Holding Corp.	4,130,000	6,758,540
Tongcheng Travel Holdings Ltd.	2,678,800	7,527,337
TongFu Microelectronics Co. Ltd., Class A	200,000	648,818
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,622,800	710,867
Tongwei Co. Ltd., Class A	541,484	1,220,089
TravelSky Technology Ltd., Class H	1,980,000	2,808,363
Trina Solar Co. Ltd., Class A	256,997	476,192
Trip.com Group Ltd.	1,283,312	80,284,212
Tsingtao Brewery Co. Ltd., Class A	21,390	219,524
Tsingtao Brewery Co. Ltd., Class H	1,370,000	9,477,621
Unigroup Guoxin Microelectronics Co. Ltd., Class A	100,439	888,961
Unisplendour Corp. Ltd., Class A	345,254	1,144,564
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(a)	51,709	625,519
Victory Giant Technology Huizhou Co. Ltd., Class A	114,000	1,370,625
Vipshop Holdings Ltd., ADR	686,363	9,464,946
Wanhua Chemical Group Co. Ltd., Class A	394,891	2,956,821
Want Want China Holdings Ltd.	10,053,000	6,451,035
Weichai Power Co. Ltd., Class A	940,444	1,954,189

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Weichai Power Co. Ltd., Class H	3,964,800	$7,719,733
Wens Foodstuff Group Co. Ltd., Class A	825,170	1,900,986
Western Mining Co. Ltd., Class A	314,100	685,171
Western Securities Co. Ltd., Class A	666,710	684,111
Western Superconducting Technologies Co. Ltd., Class A	124,212	851,262
Will Semiconductor Co. Ltd. Shanghai, Class A	151,670	2,612,422
Wingtech Technology Co. Ltd., Class A	168,400	792,123
Wintime Energy Group Co. Ltd., Class A, NVS	2,812,100	525,179
Wuhan Guide Infrared Co. Ltd., Class A(a)	587,232	718,077
Wuliangye Yibin Co. Ltd., Class A	483,028	8,432,082
WUS Printed Circuit Kunshan Co. Ltd., Class A	240,723	1,034,809
WuXi AppTec Co. Ltd., Class A	281,929	2,473,067
WuXi AppTec Co. Ltd., Class H(b)(c)	660,170	5,752,644
Wuxi Biologics Cayman Inc.(a)(b)	7,262,500	22,938,240
XCMG Construction Machinery Co. Ltd., Class A	1,501,669	1,713,368
Xiaomi Corp., Class B(a)(b)	35,447,400	228,175,132
Xinjiang Daqo New Energy Co. Ltd., Class A	236,942	630,718
Xinyi Solar Holdings Ltd.	9,624,000	2,889,197
XPeng Inc., Class A(a)	2,579,376	24,988,394
Yadea Group Holdings Ltd.(b)	2,622,000	3,993,642
Yankuang Energy Group Co. Ltd., Class A	727,130	1,296,261
Yankuang Energy Group Co. Ltd., Class H	6,714,660	7,967,192
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	171,198	818,248
Yealink Network Technology Corp. Ltd., Class A	164,542	768,107
Yifeng Pharmacy Chain Co. Ltd., Class A	149,028	537,096
Yihai Kerry Arawana Holdings Co. Ltd., Class A	227,700	955,374
Yonghui Superstores Co. Ltd., Class A(a)	1,097,900	750,685
Yonyou Network Technology Co. Ltd., Class A(a)	419,251	758,219
Youngor Fashion Co. Ltd., Class A	592,000	615,658
YTO Express Group Co. Ltd., Class A	418,300	763,746
Yum China Holdings Inc.	776,910	33,912,122
Yunnan Aluminium Co. Ltd., Class A	553,300	1,115,674
Yunnan Baiyao Group Co. Ltd., Class A	252,682	1,976,624
Yunnan Energy New Material Co. Ltd., Class A	130,100	500,149
Yunnan Yuntianhua Co. Ltd., Class A	240,200	725,312
Yutong Bus Co. Ltd., Class A	288,600	987,666
Zangge Mining Co. Ltd., Class A	182,200	913,668
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	69,364	1,957,613
Zhaojin Mining Industry Co. Ltd., Class H	3,430,500	8,689,637
Zhejiang China Commodities City Group Co. Ltd., Class A	641,300	1,560,621
Zhejiang Chint Electrics Co. Ltd., Class A	269,123	816,414
Zhejiang Dahua Technology Co. Ltd., Class A	475,784	1,003,433
Zhejiang Expressway Co. Ltd., Class H	3,406,640	2,695,322
Zhejiang Huayou Cobalt Co. Ltd., Class A	219,115	1,009,980
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	170,484	636,131
Zhejiang Juhua Co. Ltd., Class A	348,900	1,276,218
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	1,048,900	7,361,133
Zhejiang NHU Co. Ltd., Class A	387,887	1,178,968
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	247,600	884,959
Zhejiang Supor Co. Ltd., Class A	64,582	486,015
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	268,900	601,773
Zhejiang Weiming Environment Protection Co. Ltd., Class A	219,100	591,108
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,502,700	1,114,298
Zheshang Securities Co. Ltd., Class A	586,300	846,601
Security	Shares	Value
China (continued)
Zhongji Innolight Co. Ltd., Class A	137,040	$1,776,109
Zhongjin Gold Corp. Ltd., Class A	596,100	1,155,345
Zhongsheng Group Holdings Ltd.	1,692,500	2,539,326
Zhongtai Securities Co. Ltd., Class A	1,105,800	931,925
Zhuzhou CRRC Times Electric Co. Ltd., Class A, NVS	23,617	143,026
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,062,300	4,498,444
Zijin Mining Group Co. Ltd., Class A	2,703,100	6,635,364
Zijin Mining Group Co. Ltd., Class H	11,748,000	26,114,211
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	912,254	900,682
ZTE Corp., Class A	492,800	2,116,374
ZTE Corp., Class H	1,556,600	4,342,722
ZTO Express Cayman Inc.	879,334	15,547,559
		4,931,604,653
Colombia — 0.1%
Grupo Cibest SA	525,358	6,170,270
Interconexion Electrica SA ESP	964,358	4,484,090
		10,654,360
Czech Republic — 0.2%
CEZ AS	333,172	18,338,141
Komercni Banka AS	153,405	7,099,675
Moneta Money Bank AS(b)	571,121	3,739,625
		29,177,441
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	4,739,915	7,891,920
Eastern Co. SAE	3,326,260	2,229,316
Talaat Moustafa Group	1,546,374	1,709,216
		11,830,452
Greece — 0.6%
Alpha Services and Holdings SA	4,495,067	14,424,981
Eurobank Ergasias Services and Holdings SA, Class A	5,253,672	16,181,592
FF Group(d)	246,892	3
Hellenic Telecommunications Organization SA	344,180	6,637,049
Jumbo SA	245,664	7,983,240
Metlen Energy & Metals SA	215,345	10,919,425
National Bank of Greece SA	1,773,830	21,122,011
OPAP SA	389,735	8,380,478
Piraeus Financial Holdings SA	2,205,607	14,693,464
Public Power Corp. SA	376,892	5,742,578
		106,084,821
Hong Kong — 0.2%
BeOne Medicines Ltd.(a)	1,720,822	32,819,334
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	832,406	7,197,906
OTP Bank Nyrt	461,848	35,034,083
Richter Gedeon Nyrt	286,403	8,332,689
		50,564,678
India — 18.7%
ABB India Ltd.	109,910	7,677,910
Adani Enterprises Ltd.	333,784	9,841,197
Adani Ports & Special Economic Zone Ltd.	1,115,076	18,703,219
Adani Power Ltd.(a)	1,206,076	7,667,897
Alkem Laboratories Ltd.	86,530	5,157,971
Ambuja Cements Ltd.	1,266,051	8,196,185
APL Apollo Tubes Ltd.	368,280	7,800,609
Apollo Hospitals Enterprise Ltd.	210,094	16,919,518
Ashok Leyland Ltd.	3,052,982	8,428,351
Asian Paints Ltd.	803,704	21,234,135

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Astral Ltd.	263,407	$4,614,717
AU Small Finance Bank Ltd.(b)	745,586	6,046,921
Aurobindo Pharma Ltd.(a)	543,436	7,297,451
Avenue Supermarts Ltd.(a)(b)	340,044	15,917,619
Axis Bank Ltd.	4,753,198	66,318,241
Bajaj Auto Ltd.	138,491	13,938,750
Bajaj Finance Ltd.	579,690	62,280,221
Bajaj Finserv Ltd.	792,650	18,707,033
Bajaj Holdings & Investment Ltd.	56,044	8,796,799
Balkrishna Industries Ltd.	162,096	4,692,071
Bank of Baroda	2,155,824	6,297,600
Bharat Electronics Ltd.	7,582,864	34,153,371
Bharat Forge Ltd.	531,886	7,728,107
Bharat Heavy Electricals Ltd.	2,166,492	6,592,175
Bharat Petroleum Corp. Ltd.	3,143,607	11,717,477
Bharti Airtel Ltd.	5,318,107	115,532,942
Bosch Ltd.	15,069	5,540,826
Britannia Industries Ltd.	227,110	14,628,777
BSE Ltd.	286,992	8,990,410
Canara Bank	3,777,385	5,074,643
CG Power & Industrial Solutions Ltd.	1,271,909	10,223,621
Cholamandalam Investment and Finance Co. Ltd.	873,919	16,385,611
Cipla Ltd.	1,136,931	19,500,859
Coal India Ltd.	3,830,915	17,810,785
Colgate-Palmolive India Ltd.	282,678	8,122,052
Container Corp. of India Ltd.	510,585	4,684,257
Coromandel International Ltd.	219,477	5,879,743
Cummins India Ltd.	290,610	11,111,183
Dabur India Ltd.	1,089,216	6,152,864
Divi's Laboratories Ltd.	246,925	19,107,034
Dixon Technologies India Ltd.	74,657	12,841,210
DLF Ltd.	1,529,717	14,284,912
Dr Reddy's Laboratories Ltd.	1,202,781	17,616,660
Eicher Motors Ltd.	284,516	17,757,199
Eternal Ltd.(a)	10,087,182	28,095,647
FSN E-Commerce Ventures Ltd.(a)	2,358,738	5,603,243
GAIL India Ltd.	4,789,331	10,644,043
GMR Airports Infrastructure Ltd.(a)	5,415,015	5,330,640
Godrej Consumer Products Ltd.	854,647	12,311,472
Godrej Properties Ltd.(a)	311,604	8,184,363
Grasim Industries Ltd.	553,779	16,493,869
Havells India Ltd.	523,869	9,353,105
HCL Technologies Ltd.	1,970,118	37,710,783
HDFC Asset Management Co. Ltd.(b)	197,774	11,064,959
HDFC Bank Ltd.	11,736,907	267,836,762
HDFC Life Insurance Co. Ltd.(b)	2,000,832	18,180,921
Hero MotoCorp Ltd.	248,233	12,508,044
Hindalco Industries Ltd.	2,813,879	20,877,026
Hindustan Aeronautics Ltd., NVS	416,775	24,257,017
Hindustan Petroleum Corp. Ltd.	2,012,671	9,683,980
Hindustan Unilever Ltd.	1,705,700	46,859,217
Hyundai Motor India Ltd.(a)	340,571	7,351,478
ICICI Bank Ltd.	10,928,657	185,366,624
ICICI Lombard General Insurance Co. Ltd.(b)	498,028	10,927,443
ICICI Prudential Life Insurance Co. Ltd.(b)	753,853	5,833,735
IDFC First Bank Ltd.(a)	7,508,020	5,971,619
Indian Hotels Co. Ltd., Class A	1,776,957	16,008,149
Indian Oil Corp. Ltd.	5,813,538	9,658,341
Indian Railway Catering & Tourism Corp. Ltd.	505,029	4,470,221
Indus Towers Ltd.(a)	2,625,656	11,799,181
IndusInd Bank Ltd.	1,212,939	11,595,025
Security	Shares	Value
India (continued)
Info Edge India Ltd.	746,035	$12,460,084
Infosys Ltd.	6,884,160	125,806,377
InterGlobe Aviation Ltd.(a)(b)	394,388	24,615,125
ITC Ltd.	6,241,305	30,535,991
Jindal Stainless Ltd.	668,652	5,049,153
Jindal Steel & Power Ltd.	852,902	9,480,940
Jio Financial Services Ltd., NVS(a)	5,918,079	19,871,762
JSW Energy Ltd.	891,040	5,090,017
JSW Steel Ltd.	1,279,605	14,905,135
Jubilant Foodworks Ltd.	761,972	5,840,053
Kalyan Jewellers India Ltd.	853,999	5,601,084
Kotak Mahindra Bank Ltd.	2,268,425	55,067,493
Larsen & Toubro Ltd.	1,398,569	60,120,060
LTIMindtree Ltd.(b)	153,481	9,099,114
Lupin Ltd.	471,110	10,803,475
Macrotech Developers Ltd.	618,805	10,333,361
Mahindra & Mahindra Ltd.	1,934,198	67,365,836
Mankind Pharma Ltd.(a)	253,439	7,321,797
Marico Ltd.	1,078,900	9,039,393
Maruti Suzuki India Ltd.	260,806	37,619,572
Max Healthcare Institute Ltd.	1,612,977	21,208,551
Mphasis Ltd.	216,146	6,467,535
MRF Ltd.	4,894	7,948,344
Muthoot Finance Ltd.	250,395	6,496,756
Nestle India Ltd., NVS	701,674	19,663,666
NHPC Ltd., NVS	6,132,638	6,273,299
NMDC Ltd.	6,370,292	5,313,418
NTPC Ltd.	9,035,398	35,297,657
Oberoi Realty Ltd.	263,826	5,392,702
Oil & Natural Gas Corp. Ltd.	6,501,429	18,212,892
Oil India Ltd.	1,027,584	5,132,017
Oracle Financial Services Software Ltd.	44,643	4,428,973
Page Industries Ltd.	12,806	6,944,374
PB Fintech Ltd.(a)	711,618	14,667,362
Persistent Systems Ltd., NVS	225,215	14,836,846
Petronet LNG Ltd.	1,580,232	5,680,160
Phoenix Mills Ltd. (The)	408,040	7,342,181
PI Industries Ltd.	157,903	7,059,365
Pidilite Industries Ltd.	320,325	11,639,188
Polycab India Ltd.	109,656	7,687,644
Power Finance Corp. Ltd.	3,081,563	14,651,887
Power Grid Corp. of India Ltd.	9,597,491	32,545,752
Prestige Estates Projects Ltd.	357,816	6,143,820
Punjab National Bank	4,718,895	5,848,851
Rail Vikas Nigam Ltd.	1,080,243	5,128,040
REC Ltd.	2,732,246	12,885,875
Reliance Industries Ltd.	12,626,948	210,012,995
Samvardhana Motherson International Ltd.	6,660,965	11,930,124
SBI Cards & Payment Services Ltd.	600,143	6,459,383
SBI Life Insurance Co. Ltd.(b)	932,178	19,765,527
Shree Cement Ltd.	19,100	6,612,079
Shriram Finance Ltd.	2,932,351	21,943,436
Siemens Energy India Ltd., NVS	186,745	5,407,913
Siemens Ltd.	184,977	7,068,864
Solar Industries India Ltd.	56,808	10,699,696
Sona Blw Precision Forgings Ltd.(b)	918,875	5,848,301
SRF Ltd.	279,998	9,369,082
State Bank of India	3,707,702	35,250,670
Sun Pharmaceutical Industries Ltd.	1,999,379	39,251,549
Sundaram Finance Ltd.	138,116	8,313,724
Supreme Industries Ltd.	132,841	6,443,336
Suzlon Energy Ltd.(a)	19,758,079	16,550,115

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Tata Communications Ltd.	242,105	$4,747,253
Tata Consultancy Services Ltd.	1,874,002	75,877,714
Tata Consumer Products Ltd.	1,238,933	16,031,208
Tata Elxsi Ltd.	71,263	5,364,407
Tata Motors Ltd.	4,201,613	35,374,489
Tata Power Co. Ltd. (The)	3,337,464	15,347,735
Tata Steel Ltd.	15,539,530	29,330,171
Tech Mahindra Ltd.	1,113,107	20,486,757
Thermax Ltd.	88,077	3,493,466
Titan Co. Ltd.	738,200	30,695,076
Torrent Pharmaceuticals Ltd.	252,633	9,385,086
Torrent Power Ltd.	366,878	5,899,445
Trent Ltd.	378,010	24,965,624
Tube Investments of India Ltd.	222,649	7,977,830
TVS Motor Co. Ltd.	491,330	15,981,535
UltraTech Cement Ltd.	239,385	31,405,281
Union Bank of India Ltd.	3,183,963	5,469,228
United Spirits Ltd.	610,316	10,852,324
UPL Ltd.	946,366	6,956,547
Varun Beverages Ltd.	2,827,334	15,757,536
Vedanta Ltd.	2,844,175	14,507,664
Vodafone Idea Ltd.(a)	54,344,481	4,404,571
Voltas Ltd.	477,482	7,052,558
Wipro Ltd.	5,441,965	15,899,618
Yes Bank Ltd.(a)	29,336,273	7,374,181
Zydus Lifesciences Ltd.	519,783	5,660,558
		3,200,095,673
Indonesia — 1.3%
Alamtri Resources Indonesia Tbk PT	28,535,400	3,853,938
Amman Mineral Internasional PT(a)	13,448,700	5,716,342
Astra International Tbk PT	41,831,200	12,438,780
Bank Central Asia Tbk PT	114,942,200	66,309,265
Bank Mandiri Persero Tbk PT	77,834,400	25,288,429
Bank Negara Indonesia Persero Tbk PT	30,790,952	8,492,233
Bank Rakyat Indonesia Persero Tbk PT	141,589,208	38,524,008
Barito Pacific Tbk PT	47,763,587	3,686,437
Chandra Asri Pacific Tbk PT	16,196,600	9,284,950
Charoen Pokphand Indonesia Tbk PT	15,930,145	4,733,943
GoTo Gojek Tokopedia Tbk PT(a)	1,865,841,666	7,335,354
Indofood CBP Sukses Makmur Tbk PT	4,857,300	3,245,921
Indofood Sukses Makmur Tbk PT	9,207,600	4,444,613
Kalbe Farma Tbk PT	44,541,815	4,137,699
Sumber Alfaria Trijaya Tbk PT	39,063,700	5,828,376
Telkom Indonesia Persero Tbk PT	101,718,700	17,584,286
United Tractors Tbk PT	3,122,753	4,299,384
		225,203,958
Kuwait — 0.8%
Boubyan Bank KSCP	3,191,703	6,989,814
Gulf Bank KSCP	4,226,707	4,604,624
Kuwait Finance House KSCP	22,937,527	56,023,779
Mabanee Co. KPSC	1,438,845	3,938,829
Mobile Telecommunications Co. KSCP	3,961,680	6,159,486
National Bank of Kuwait SAKP	17,211,514	53,598,680
		131,315,212
Malaysia — 1.3%
AMMB Holdings Bhd	5,022,875	6,181,775
Axiata Group Bhd	6,017,200	2,897,019
CELCOMDIGI Bhd	7,568,900	6,614,897
CIMB Group Holdings Bhd	16,668,700	27,152,308
Gamuda Bhd	9,412,800	10,106,446
Genting Bhd(c)	4,304,100	3,034,598
Security	Shares	Value
Malaysia (continued)
Hong Leong Bank Bhd	1,308,700	$6,021,844
IHH Healthcare Bhd	4,444,700	7,205,082
IOI Corp. Bhd	5,386,620	4,550,709
Kuala Lumpur Kepong Bhd	1,074,900	4,919,312
Malayan Banking Bhd	11,133,100	25,585,451
Maxis Bhd	5,123,700	4,249,589
MISC Bhd	2,797,100	4,940,463
MR DIY Group M Bhd(b)(c)	6,698,200	2,485,976
Nestle Malaysia Bhd	153,400	2,831,181
Petronas Chemicals Group Bhd	5,913,200	4,757,415
Petronas Dagangan Bhd	648,700	2,999,348
Petronas Gas Bhd	1,642,000	6,928,303
PPB Group Bhd	1,405,660	3,719,521
Press Metal Aluminium Holdings Bhd	8,023,200	9,499,092
Public Bank Bhd	29,809,150	30,194,775
QL Resources Bhd	3,494,800	3,692,357
RHB Bank Bhd	3,097,025	4,680,726
SD Guthrie Bhd	4,461,373	4,687,375
Sime Darby Bhd	5,662,273	2,259,700
Sunway Bhd	5,176,700	5,770,072
Telekom Malaysia Bhd	2,660,400	4,076,645
Tenaga Nasional Bhd	5,785,950	19,034,757
YTL Corp. Bhd	6,898,700	2,944,911
YTL Power International Bhd	5,120,500	3,843,915
		227,865,562
Mexico — 2.0%
Alfa SAB de CV, Class A	7,598,138	5,934,821
America Movil SAB de CV, Series B, Class B	37,749,950	31,899,447
Arca Continental SAB de CV	1,072,336	11,790,941
Cemex SAB de CV, NVS	31,129,815	21,313,876
Coca-Cola Femsa SAB de CV	1,077,269	10,231,723
Fibra Uno Administracion SA de CV	5,826,381	8,197,666
Fomento Economico Mexicano SAB de CV	3,597,172	38,269,563
Gruma SAB de CV, Class B	350,151	6,598,458
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	595,554	7,365,513
Grupo Aeroportuario del Pacifico SAB de CV, Class B	800,125	18,395,945
Grupo Aeroportuario del Sureste SAB de CV, Class B	373,257	11,978,440
Grupo Bimbo SAB de CV, Series A, Class A	2,678,846	7,487,123
Grupo Carso SAB de CV, Series A1, Class A1	1,204,441	7,676,480
Grupo Comercial Chedraui SA de CV	594,019	4,297,726
Grupo Financiero Banorte SAB de CV, Class O	5,256,112	46,463,857
Grupo Financiero Inbursa SAB de CV, Class O	3,880,049	9,724,128
Grupo Mexico SAB de CV, Series B, Class B	6,439,088	35,302,775
Industrias Penoles SAB de CV(a)	423,018	8,940,606
Kimberly-Clark de Mexico SAB de CV, Class A	3,084,163	5,477,904
Prologis Property Mexico SA de CV	2,294,569	8,783,860
Promotora y Operadora de Infraestructura SAB de CV	401,865	4,511,761
Qualitas Controladora SAB de CV	395,275	4,275,964
Wal-Mart de Mexico SAB de CV	10,688,900	35,104,296
		350,022,873
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	344,720	5,163,906
Credicorp Ltd.	139,615	29,571,853
Southern Copper Corp.	181,455	16,496,055
		51,231,814
Philippines — 0.5%
Ayala Corp.	535,686	5,571,981

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
Ayala Land Inc.	13,986,900	$5,759,119
Bank of the Philippine Islands	4,369,208	10,892,676
BDO Unibank Inc.	5,149,382	14,868,971
International Container Terminal Services Inc.	2,140,230	15,709,971
Jollibee Foods Corp.	968,619	3,872,168
Manila Electric Co.	520,400	5,129,850
Metropolitan Bank & Trust Co.	4,014,115	5,292,147
PLDT Inc.	163,248	3,562,182
SM Investments Corp.	476,312	7,128,247
SM Prime Holdings Inc.	21,570,125	8,717,740
		86,505,052
Poland — 1.1%
Allegro.eu SA (a)(b)	1,241,440	11,421,403
Bank Millennium SA(a)	1,250,949	4,861,208
Bank Polska Kasa Opieki SA	378,090	18,638,221
Budimex SA	26,326	4,391,590
CCC SA(a)	111,199	6,484,978
CD Projekt SA	135,285	8,020,250
Dino Polska SA(a)(b)	102,217	15,003,247
KGHM Polska Miedz SA	293,070	9,603,643
LPP SA	2,318	8,934,578
mBank SA(a)(c)	31,354	6,869,327
ORLEN SA	1,202,558	23,629,800
PGE Polska Grupa Energetyczna SA(a)	1,850,189	4,617,632
Powszechna Kasa Oszczednosci Bank Polski SA	1,825,379	36,727,003
Powszechny Zaklad Ubezpieczen SA	1,244,128	20,325,623
Santander Bank Polska SA	84,440	11,299,544
Zabka Group SA(a)(c)	605,064	3,657,468
		194,485,515
Qatar — 0.8%
Al Rayan Bank	12,834,662	7,881,625
Barwa Real Estate Co.	4,198,031	3,316,560
Commercial Bank PSQC (The)	6,770,994	8,544,707
Dukhan Bank	4,025,144	3,978,314
Industries Qatar QSC	3,076,908	9,993,588
Mesaieed Petrochemical Holding Co.	11,140,278	4,074,180
Ooredoo QPSC	1,677,899	5,695,568
Qatar Electricity & Water Co. QSC	928,750	4,036,714
Qatar Fuel QSC	1,217,732	5,014,985
Qatar Gas Transport Co. Ltd.	5,611,838	7,375,893
Qatar International Islamic Bank QSC	2,016,409	5,812,068
Qatar Islamic Bank QPSC	3,693,400	21,383,695
Qatar National Bank QPSC	9,639,226	44,789,262
		131,897,159
Russia — 0.0%
Alrosa PJSC(a)(d)	9,805,890	1,265
Mobile TeleSystems PJSC(a)(d)	3,162,662	408
Moscow Exchange MICEX-RTS PJSC(a)(d)	5,279,850	681
Ozon Holdings PLC, ADR(a)(d)	197,078	25
PhosAgro PJSC(a)(d)	3,367	34
PhosAgro PJSC, GDR(a)(d)(e)	2	—
Polyus PJSC(a)(d)	1,264,900	16
Rosneft Oil Co. PJSC(a)(d)	4,281,715	553
Sberbank of Russia PJSC(a)(d)	39,606,181	5,111
Severstal PAO(a)(d)	805,849	104
TCS Group Holding PLC, GDR(a)(d)(e)	445,207	57
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,475
VK Co. Ltd.(a)(d)	404,870	52
VTB Bank PJSC(a)(d)	2,356,794	—
Security	Shares	Value
Russia (continued)
X5 Retail Group NV, GDR(a)(d)(e)	424,766	$55
		9,836
Saudi Arabia — 3.6%
ACWA Power Co.	303,140	20,870,215
Ades Holding Co.	694,025	2,579,363
Al Rajhi Bank	4,079,717	98,958,056
Al Rajhi Co. for Co-operative Insurance(a)	84,270	2,535,666
Alinma Bank	2,570,110	17,704,653
Almarai Co. JSC	1,033,159	14,123,104
Arab National Bank	1,878,880	10,838,265
Arabian Internet & Communications Services Co.	47,241	3,313,508
Bank AlBilad	1,528,496	10,525,606
Bank Al-Jazira(a)	1,292,275	4,397,012
Banque Saudi Fransi	2,552,821	11,735,155
Bupa Arabia for Cooperative Insurance Co.	171,587	7,637,980
Co. for Cooperative Insurance (The)	151,249	5,593,482
Dallah Healthcare Co.	73,818	2,331,122
Dar Al Arkan Real Estate Development Co.(a)	1,083,583	5,778,643
Dr Sulaiman Al Habib Medical Services Group Co.	180,727	12,596,194
Elm Co.	50,500	13,798,971
Etihad Etisalat Co.	784,658	12,465,346
Jabal Omar Development Co.(a)	1,192,487	6,839,300
Jarir Marketing Co.	1,216,491	4,169,918
Makkah Construction & Development Co.	202,113	5,269,026
Mouwasat Medical Services Co.	203,596	3,936,189
Nahdi Medical Co.	78,112	2,540,126
Riyad Bank	3,053,851	23,626,117
SABIC Agri-Nutrients Co.	475,345	12,138,951
Sahara International Petrochemical Co.	728,196	3,665,445
SAL Saudi Logistics Services	65,173	3,085,521
Saudi Arabian Mining Co.(a)	2,753,231	37,348,052
Saudi Arabian Oil Co.(b)	12,535,562	83,450,543
Saudi Aramco Base Oil Co.	103,874	2,755,347
Saudi Awwal Bank	2,079,086	18,695,333
Saudi Basic Industries Corp.	1,867,770	27,730,409
Saudi Electricity Co.	1,714,328	6,460,290
Saudi Industrial Investment Group	676,841	2,982,088
Saudi Investment Bank (The)	1,298,325	5,124,291
Saudi Kayan Petrochemical Co.(a)	1,452,494	1,945,825
Saudi National Bank (The)	6,099,876	56,370,051
Saudi Research & Media Group(a)	76,497	2,918,859
Saudi Tadawul Group Holding Co.	100,811	4,700,583
Saudi Telecom Co.	4,157,262	46,387,886
Yanbu National Petrochemical Co.	566,947	4,501,565
		624,424,056
South Africa — 3.2%
Absa Group Ltd.	1,754,560	16,921,846
Anglogold Ashanti PLC, NVS	1,044,227	45,145,335
Aspen Pharmacare Holdings Ltd.	782,595	5,272,425
Bid Corp. Ltd.	694,737	18,402,176
Bidvest Group Ltd. (The)	677,966	9,198,202
Capitec Bank Holdings Ltd.	180,326	34,554,554
Clicks Group Ltd.	499,342	10,779,067
Discovery Ltd.	1,127,534	13,673,995
FirstRand Ltd.	10,473,897	43,446,783
Gold Fields Ltd.	1,864,442	42,608,923
Harmony Gold Mining Co. Ltd.	1,184,720	17,109,768
Impala Platinum Holdings Ltd.(a)	1,878,236	13,502,279
Kumba Iron Ore Ltd.	131,371	2,152,709

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
MTN Group Ltd.	3,516,446	$24,476,307
Naspers Ltd., Class N	341,035	97,992,049
Nedbank Group Ltd.	950,323	13,502,434
NEPI Rockcastle NV	1,186,990	9,128,255
Old Mutual Ltd.	9,115,540	5,915,660
OUTsurance Group Ltd., NVS	1,745,997	7,374,307
Pepkor Holdings Ltd.(b)(c)	4,917,855	7,991,895
Reinet Investments SCA	291,183	7,889,671
Remgro Ltd.	1,041,574	9,237,326
Sanlam Ltd.	3,751,929	18,489,973
Sasol Ltd.(a)	1,190,688	5,373,344
Shoprite Holdings Ltd.	1,033,347	16,793,161
Standard Bank Group Ltd.	2,730,728	35,423,206
Valterra Platinum Ltd.(c)	193,427	7,596,928
Vodacom Group Ltd.	1,288,327	9,883,781
Woolworths Holdings Ltd./South Africa	1,954,482	6,369,117
		556,205,476
South Korea — 9.2%
Alteogen Inc.(a)	83,944	20,074,376
Amorepacific Corp.	60,246	5,832,372
Celltrion Inc.	325,273	37,914,370
CJ CheilJedang Corp.	16,969	2,841,909
Coway Co. Ltd.	115,924	7,454,505
DB Insurance Co. Ltd.	94,836	6,911,719
Doosan Bobcat Inc.	115,892	3,939,152
Doosan Enerbility Co. Ltd.(a)	930,765	27,169,094
Ecopro BM Co. Ltd.(a)(c)	100,820	6,540,593
Ecopro Co. Ltd.(c)	208,686	6,449,907
Hana Financial Group Inc.	594,194	31,251,024
Hanjin Kal Corp.(c)	50,494	5,152,644
Hankook Tire & Technology Co. Ltd.	151,348	4,220,968
Hanmi Semiconductor Co. Ltd.(c)	89,183	5,172,432
Hanwha Aerospace Co. Ltd.	66,140	38,786,243
Hanwha Ocean Co. Ltd.(a)	220,186	12,405,268
Hanwha Systems Co. Ltd.	148,768	4,891,982
HD Hyundai Co. Ltd.	91,377	7,382,253
HD Hyundai Electric Co. Ltd.	48,928	13,396,310
HD Hyundai Heavy Industries Co. Ltd.	46,073	13,490,661
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	87,994	20,108,875
HLB Inc.(a)(c)	244,263	9,628,605
HMM Co. Ltd.	553,205	8,533,316
HYBE Co. Ltd.	48,021	9,261,484
Hyundai Glovis Co. Ltd.	77,849	6,388,457
Hyundai Mobis Co. Ltd.	124,578	22,837,162
Hyundai Motor Co.	281,009	37,665,195
Hyundai Rotem Co. Ltd.	158,290	16,754,484
Industrial Bank of Korea	560,090	6,381,445
Kakao Corp.	641,109	19,808,689
KakaoBank Corp.	350,102	5,951,950
KB Financial Group Inc.	774,765	58,296,314
Kia Corp.	494,784	31,999,101
Korea Aerospace Industries Ltd.	150,941	9,144,286
Korea Electric Power Corp.	529,013	11,569,627
Korea Investment Holdings Co. Ltd.	88,742	6,936,644
Korea Zinc Co. Ltd.	8,630	4,549,970
Korean Air Lines Co. Ltd.	378,528	6,166,648
Krafton Inc.(a)	59,552	15,906,603
KT&G Corp.	197,676	17,186,013
LG Chem Ltd.	102,933	14,687,532
LG Corp.	187,977	9,656,271
LG Display Co. Ltd.(a)	626,612	3,900,944
Security	Shares	Value
South Korea (continued)
LG Electronics Inc.	217,420	$11,182,545
LG Energy Solution Ltd.(a)(c)	96,526	19,981,541
LG H&H Co. Ltd.	19,200	4,526,935
LG Innotek Co. Ltd.	28,785	3,016,661
LG Uplus Corp.	443,380	4,107,366
LS Electric Co. Ltd.(c)	31,094	5,677,011
Meritz Financial Group Inc.	179,933	14,543,637
Mirae Asset Securities Co. Ltd.	493,343	5,550,491
NAVER Corp.	295,943	40,102,762
NH Investment & Securities Co. Ltd.	294,624	3,675,616
Orion Corp./Republic of Korea	48,619	3,883,153
POSCO Future M Co. Ltd.(a)(c)	63,852	5,390,360
POSCO Holdings Inc.	148,526	26,906,652
Posco International Corp.	108,269	3,835,356
Samsung Biologics Co. Ltd.(a)(b)	36,843	27,539,298
Samsung C&T Corp.	179,589	19,465,061
Samsung Electro-Mechanics Co. Ltd.	115,888	10,229,238
Samsung Electronics Co. Ltd.	9,811,795	398,139,948
Samsung Fire & Marine Insurance Co. Ltd.	63,653	18,628,716
Samsung Heavy Industries Co. Ltd.(a)	1,420,673	17,350,962
Samsung Life Insurance Co. Ltd.	165,599	11,850,293
Samsung SDI Co. Ltd.	129,373	15,818,061
Samsung SDS Co. Ltd.	87,860	8,269,363
Samyang Foods Co. Ltd.	8,195	6,583,615
Shinhan Financial Group Co. Ltd.	887,356	37,115,467
SK Biopharmaceuticals Co. Ltd.(a)(c)	64,990	4,379,806
SK Hynix Inc.	1,131,037	166,840,507
SK Inc.	73,973	8,759,171
SK Innovation Co. Ltd.	142,070	9,204,960
SK Square Co. Ltd.(a)	195,832	16,197,493
SK Telecom Co. Ltd.	107,780	4,017,974
SKC Co. Ltd.(a)(c)	39,324	2,531,825
S-Oil Corp.	92,269	3,632,161
Woori Financial Group Inc.	1,339,891	18,696,591
Yuhan Corp.	116,344	8,794,516
		1,581,022,509
Taiwan — 18.2%
Accton Technology Corp.	1,052,000	25,670,535
Acer Inc.(c)	5,981,121	6,846,146
Advantech Co. Ltd.	988,213	11,122,686
Airtac International Group(c)	292,526	8,976,161
Alchip Technologies Ltd.(c)	159,000	14,532,345
ASE Technology Holding Co. Ltd.(c)	6,893,110	31,362,227
Asia Cement Corp.	4,804,077	6,677,187
Asia Vital Components Co. Ltd.(c)	684,000	13,731,158
Asustek Computer Inc.(c)	1,474,968	30,325,072
AUO Corp.(c)	13,574,200	5,767,230
Catcher Technology Co. Ltd.(c)	1,263,210	8,777,472
Cathay Financial Holding Co. Ltd.(c)	19,792,000	39,152,455
Chailease Holding Co. Ltd.(c)	3,107,521	12,483,524
Chang Hwa Commercial Bank Ltd.	12,701,696	7,698,965
Cheng Shin Rubber Industry Co. Ltd.(c)	3,660,128	6,168,812
China Airlines Ltd.(c)	5,941,000	4,347,788
China Steel Corp.(c)	24,425,313	16,025,687
Chunghwa Telecom Co. Ltd.	7,814,410	33,701,407
Compal Electronics Inc.	8,574,908	8,126,943
CTBC Financial Holding Co. Ltd.(c)	34,567,772	46,663,756
Delta Electronics Inc.	4,052,000	49,792,518
E Ink Holdings Inc.	1,786,000	12,459,158
E.Sun Financial Holding Co. Ltd.	29,678,610	29,353,114
Eclat Textile Co. Ltd.	417,427	5,933,299
Elite Material Co. Ltd.(c)	612,000	15,032,590

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
eMemory Technology Inc.	132,000	$10,498,155
Eva Airways Corp.(c)	5,653,000	7,637,413
Evergreen Marine Corp. Taiwan Ltd.(c)	2,231,324	18,026,985
Far Eastern New Century Corp.(c)	6,007,038	6,539,641
Far EasTone Telecommunications Co. Ltd.	3,635,000	10,438,120
Feng TAY Enterprise Co. Ltd.	995,593	4,014,985
First Financial Holding Co. Ltd.(c)	23,054,821	20,695,056
Formosa Chemicals & Fibre Corp.(c)	7,233,090	5,729,936
Formosa Plastics Corp.(c)	8,204,280	9,441,207
Fortune Electric Co. Ltd.(c)	302,900	4,543,825
Fubon Financial Holding Co. Ltd.(c)	16,940,826	44,657,403
Gigabyte Technology Co. Ltd.	1,124,000	10,116,759
Global Unichip Corp.(c)	181,000	6,845,322
Globalwafers Co. Ltd.(c)	536,000	5,552,855
Hon Hai Precision Industry Co. Ltd.	25,924,873	132,025,974
Hotai Motor Co. Ltd.	643,380	13,612,639
Hua Nan Financial Holdings Co. Ltd.	18,405,521	16,103,492
Innolux Corp.(c)	15,747,809	6,324,864
International Games System Co. Ltd.(c)	524,000	14,592,110
Inventec Corp.(c)	5,583,281	7,730,676
Jentech Precision Industrial Co. Ltd.	179,000	7,927,070
KGI Financial Holding Co. Ltd.	33,013,588	18,861,797
Largan Precision Co. Ltd.	207,000	15,739,306
Lite-On Technology Corp.(c)	4,356,246	14,553,689
Lotes Co. Ltd.	171,000	7,302,633
MediaTek Inc.(c)	3,154,338	129,512,669
Mega Financial Holding Co. Ltd.(c)	24,639,623	32,496,778
Micro-Star International Co. Ltd.(c)	1,513,000	7,101,217
Nan Ya Plastics Corp.(c)	10,673,160	10,119,841
Nien Made Enterprise Co. Ltd.	382,000	5,465,581
Novatek Microelectronics Corp.(c)	1,194,000	20,334,300
Pegatron Corp.	4,095,414	11,329,370
PharmaEssentia Corp.(a)	505,000	8,332,504
Pou Chen Corp.	4,543,220	4,687,001
President Chain Store Corp.(c)	1,194,000	10,167,678
Quanta Computer Inc.(c)	5,609,000	49,619,489
Realtek Semiconductor Corp.	1,034,637	18,448,989
Ruentex Development Co. Ltd.	3,225,916	3,191,880
Shanghai Commercial & Savings Bank Ltd. (The)(c)	7,995,229	12,376,671
Shin Kong Financial Holding Co. Ltd.(a)	31,299,316	12,505,756
Silergy Corp.(c)	686,000	7,880,289
SinoPac Financial Holdings Co. Ltd.(c)	22,313,884	16,973,898
Synnex Technology International Corp.	2,555,834	6,030,415
Taishin Financial Holding Co. Ltd.(c)	23,913,303	13,609,842
Taiwan Business Bank	14,228,760	6,954,803
Taiwan Cooperative Financial Holding Co. Ltd.	22,087,090	17,652,939
Taiwan High Speed Rail Corp.(c)	4,021,000	3,670,427
Taiwan Mobile Co. Ltd.	3,656,600	13,867,817
Taiwan Semiconductor Manufacturing Co. Ltd.	51,047,000	1,628,093,595
TCC Group Holdings Co. Ltd.	14,087,748	13,749,042
Unimicron Technology Corp.	2,743,000	9,495,951
Uni-President Enterprises Corp.	9,935,839	26,270,778
United Microelectronics Corp.(c)	23,383,000	36,003,194
Vanguard International Semiconductor Corp.	2,133,157	5,887,325
Voltronic Power Technology Corp.	139,000	6,194,282
Wan Hai Lines Ltd.(c)	1,454,090	5,201,098
Wistron Corp.(c)	5,696,000	21,706,926
Wiwynn Corp.(c)	231,000	18,173,760
WPG Holdings Ltd.	3,289,449	7,660,628
Yageo Corp.(c)	856,680	13,735,339
Yang Ming Marine Transport Corp.(c)	3,623,000	9,531,509
Security	Shares	Value
Taiwan (continued)
Yuanta Financial Holding Co. Ltd.(c)	21,490,344	$22,271,469
Zhen Ding Technology Holding Ltd.(c)	1,411,075	4,788,914
		3,121,334,111
Thailand — 1.1%
Advanced Info Service PCL, NVDR(c)	2,217,300	19,285,704
Airports of Thailand PCL, NVDR(c)	8,917,200	9,015,746
Bangkok Dusit Medical Services PCL, NVDR	23,014,100	15,050,035
Bumrungrad Hospital PCL, NVDR	1,203,800	5,126,571
Central Pattana PCL, NVDR(c)	4,064,600	5,614,099
Charoen Pokphand Foods PCL, NVDR	7,832,400	5,837,465
CP ALL PCL, NVDR	11,315,200	16,172,212
CP Axtra PCL	4,345,202	2,481,379
Delta Electronics Thailand PCL, NVDR(c)	6,445,000	20,336,206
Gulf Development PCL(a)	9,476,664	12,990,629
Home Product Center PCL, NVDR(c)	11,889,014	2,783,150
Kasikornbank PCL, NVDR	1,214,700	5,697,418
Krung Thai Bank PCL, NVDR	6,814,400	4,602,368
Minor International PCL, NVDR(c)	6,980,220	5,269,420
PTT Exploration & Production PCL, NVDR(c)	2,877,739	8,574,898
PTT Oil & Retail Business PCL, NVDR	6,445,600	2,311,412
PTT PCL, NVDR	20,661,300	18,704,261
SCB X PCL, NVDR	1,759,500	6,350,078
Siam Cement PCL (The), NVDR(c)	1,559,200	7,865,390
TMBThanachart Bank PCL, NVDR	48,648,200	2,841,665
True Corp. PCL, NVDR(a)(c)	21,681,820	8,244,879
		185,154,985
Turkey — 0.5%
Akbank TAS	6,462,817	8,404,261
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,867,083	9,481,627
BIM Birlesik Magazalar A/S	941,379	11,426,950
Coca-Cola Icecek A/S	1,796,617	2,235,269
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS	7,110,744	4,252,690
Ford Otomotiv Sanayi AS	1,466,390	3,002,643
Haci Omer Sabanci Holding AS	2,267,357	4,471,080
KOC Holding AS	1,572,859	5,688,491
Pegasus Hava Tasimaciligi AS(a)	509,946	3,138,864
Sasa Polyester Sanayi AS(a)	22,929,160	1,918,658
Turk Hava Yollari AO(a)	1,139,914	7,951,182
Turkcell Iletisim Hizmetleri AS	2,507,654	6,071,993
Turkiye Is Bankasi AS, Class C	18,118,176	4,970,762
Turkiye Petrol Rafinerileri AS	1,982,584	6,270,899
Turkiye Sise ve Cam Fabrikalari AS(c)	2,654,631	2,234,654
Yapi ve Kredi Bankasi A/S(a)	7,000,392	4,548,791
		86,068,816
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	6,095,915	20,037,112
Abu Dhabi Islamic Bank PJSC	3,009,302	15,708,978
Abu Dhabi National Oil Co. for Distribution PJSC	6,329,983	6,255,257
ADNOC Drilling Co. PJSC	6,644,999	9,495,137
Adnoc Gas PLC	12,663,203	11,301,052
Aldar Properties PJSC	7,926,127	17,918,166
Americana Restaurants International PLC - Foreign Co.	5,877,197	3,264,220
Dubai Electricity & Water Authority PJSC	12,374,236	9,194,947
Dubai Islamic Bank PJSC	5,987,663	13,447,101
Emaar Development PJSC	2,133,901	7,781,752
Emaar Properties PJSC	13,827,275	49,514,820
Emirates NBD Bank PJSC	3,923,876	23,929,982
Emirates Telecommunications Group Co. PJSC	7,182,636	33,595,885
First Abu Dhabi Bank PJSC	9,174,683	40,206,606

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates (continued)
Multiply Group PJSC(a)	6,913,627	$4,388,478
Salik Co. PJSC	3,866,949	6,019,889
		272,059,382
Total Common Stocks — 98.0% (Cost: $12,212,812,294)		16,818,711,248
Preferred Stocks
Brazil — 1.2%
Banco Bradesco SA, Preference Shares, NVS	11,011,879	31,190,216
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	531,756	4,366,917
Cia Energetica de Minas Gerais, Preference Shares, NVS	3,581,032	6,787,024
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,215,654	4,908,180
Gerdau SA, Preference Shares, NVS	2,821,639	7,523,384
Itau Unibanco Holding SA, Preference Shares, NVS	11,061,913	72,392,238
Itausa SA, Preference Shares, NVS	12,206,455	23,625,397
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	9,422,445	50,905,420
		201,698,776
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	295,558	8,829,630
Colombia — 0.1%
Grupo Cibest SA, Preference Shares, NVS	933,121	9,611,932
South Korea — 0.4%
Hyundai Motor Co.
Preference Shares, NVS	46,665	4,993,839
Series 2, Preference Shares, NVS	74,931	8,007,471
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,691,558	56,375,947
		69,377,257
Total Preferred Stocks — 1.7% (Cost: $166,619,764)		289,517,595
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)(d)	244,577	1
South Korea — 0.0%
Hanwha Aerospace Co. Ltd., (Expires 09/07/25, Strike Price KRW 684,000)(a)	4,816	443,308
Total Rights — 0.0% (Cost: $—)		443,309
Security	Shares	Value
Warrants
Malaysia — 0.0%
YTL Corp. Bhd, (Expires 06/02/28, Strike Price MYR 1.50)(a)	1,379,740	$103,728
YTL Power International Bhd., (Expires 06/02/28, Strike Price MYR 2.45)(a)	1,024,100	180,447
		284,175
Total Warrants — 0.0% (Cost: $—)		284,175
Total Long-Term Investments — 99.7% (Cost: $12,379,432,058)		17,108,956,327
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	505,943,111	506,145,488
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	98,940,000	98,940,000
Total Short-Term Securities — 3.5% (Cost: $604,839,716)		605,085,488
Total Investments — 103.2% (Cost: $12,984,271,774)		17,714,041,815
Liabilities in Excess of Other Assets — (3.2)%		(552,195,327)
Net Assets — 100.0%		$17,161,846,488

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$417,941,352	$88,286,145 (a)	$—	$57,471	$(139,480)	$506,145,488	505,943,111	$4,384,388 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	98,940,000 (a)	—	—	—	98,940,000	98,940,000	3,918,401	—
				$57,471	$(139,480)	$605,085,488		$8,302,789	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	737	06/20/25	$42,352	$(597,924)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,822,690,691	$14,996,010,718	$9,839	$16,818,711,248
Preferred Stocks	220,140,338	69,377,257	—	289,517,595
Rights	—	443,308	1	443,309
Warrants	—	284,175	—	284,175

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$605,085,488	$—	$—	$605,085,488
	$2,647,916,517	$15,066,115,458	$9,840	$17,714,041,815
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(597,924)	$—	$—	$(597,924)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company